Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Completed technology (years)	3	to	7
Customer relationships (years)	4	to	12
Non-compete agreements (years)		5
Tradenames (years)	9	to	10

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2014			2013
Expected term (years)	5.0	–	6.3	5.0	–	6.8
Expected volatility	47.2%	–	54.2%	49.0%	–	54.0%
Risk-free rate	1.5%	–	2.0%	0.9%	–	2.1%
Expected dividends		None			None

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2014	2013
Net income available to common shareholders:
Basic	$14,967	$14,128
Diluted	$14,967	$14,128

Weighted average shares outstanding:
Basic	47,209,780	46,717,359
Stock awards	840,259	1,651,006
Diluted	48,050,039	48,368,365

Net income per common share:
Basic	$0.32	$0.30
Diluted	$0.31	$0.29